ERShares Global Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 94.5%
	Asset Management — 1.2%
25,000	Futu Holdings Ltd. - ADR *	$715,500
	Automotive — 5.1%
44,300	Niu Technologies - ADR *	850,560
5,000	Tesla, Inc. *	2,145,050
		2,995,610
	Biotechnology & Pharmaceutical — 14.6%
4,892	Ascendis Pharma A/S ADR *,1	754,933
3,250	BeiGene, Ltd., ADR *,2	930,930
19,000	CRISPR Therapeutics AG *,1	1,589,160
3,204	Genmab A/S *,1	1,160,522
40,000	Intellia Therapeutics, Inc. *	795,200
20,000	Iovance Biotherapeutics, Inc. *	658,400
3,000	Livongo Health, Inc. *	420,150
1,587	Regeneron Pharmaceuticals, Inc. *	888,371
1,269,433	Sino Biopharmaceutical Ltd. [1]	1,382,436
		8,580,102
	Electrical Equipment — 1.7%
15,281	Cognex Corp.	994,793
	Engineering & Construction Services — 1.4%
51,915	HomeServe PLC [1]	827,960
	Gaming, Lodging & Restaurants — 0.7%
6,000	Evolution Gaming Group A.B. [1,3]	398,486
	Hardware — 2.4%
7,609	Roku, Inc. *	1,436,579
	Health Care Facilities & Services — 2.9%
40,000	Invitae Corp. *,2	1,734,000
	Media — 17.8%
715	Alphabet, Inc. - Class A *	1,047,904
5,000	Facebook, Inc. - Class A *	1,309,500
3,500	Fiverr International Ltd. *,1,2	486,430
36,334	GMO internet, Inc. [1]	944,309
1,971	Netflix, Inc. *	985,559
26,824	SEEK Ltd. [1]	409,027
5,020	Spotify Technology S.A. *	1,217,701
10,752	Tencent Holdings Ltd. [1]	709,623
4,454	VeriSign, Inc. *	912,402

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
325,000	Weimob, Inc. *,1,3	$433,607
20,000	Zillow Group, Inc. - Class A *	2,030,800
		10,486,862
	Medical Equipment & Devices — 4.3%
2,316	Cellavision A.B. *,1	92,889
10,000	Exact Sciences Corp. *	1,019,500
4,776	Masimo Corp. *	1,127,423
150,000	Top Glove Corp. Bhd [1]	301,077
		2,540,889
	Recreation Facilities & Services — 0.6%
35,000	Flight Centre Travel Group Ltd *,1	345,187
	Retail - Consumer Staples — 1.5%
25,373	Alimentation Couche-Tard, Inc. - Class B [1]	885,518
	Retail - Discretionary — 7.8%
413	Amazon.com, Inc. *	1,300,425
200,000	boohoo Group PLC *,1	969,032
7,000	JD.com, Inc. - ADR *	543,270
797	MercadoLibre, Inc. *,1	862,737
500	Pinduoduo, Inc. - ADR *	37,075
79,016	Rakuten, Inc. [1]	848,112
		4,560,651
	Semiconductors — 4.5%
9,859	Microchip Technology, Inc.	1,013,111
3,058	NVIDIA Corp.	1,655,051
		2,668,162
	Software — 21.1%
5,000	Bilibili, Inc. - ADR *	208,000
5,000	Bill.com Holdings, Inc. *	501,550
7,931	Check Point Software Technologies Ltd. *,1	954,416
9,000	Cloudflare, Inc. *	369,540
922	Constellation Software, Inc. [1]	1,024,496
5,000	Crowdstrike Holdings, Inc. - Class A *	686,600
10,000	Datadog, Inc. *	1,021,600
33,000	Materialise N.V. - ADR *,2	1,218,030
1,554	NetEase, Inc. - ADR [1]	706,557
20,000	Ontrak, Inc. *	1,200,000
1,250	Sea Ltd. ADR *,2	192,550
148,303	Technology One Ltd. [1]	843,379

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
4,457	Veeva Systems, Inc. - Class A *	$1,253,264
32,500	WiseTech Global Ltd. [1]	600,326
2,000	Zoom Video Communications, Inc. - Class A *	940,220
5,000	Zscaler, Inc. *	703,450
		12,423,978
	Specialty Finance — 3.1%
400	Adyen N.V. *,1,3	737,484
12,791	Burford Capital Ltd.	103,153
6,000	Square, Inc. - Class A *	975,300
		1,815,937
	Technology Services — 2.3%
4,350	Teleperformance [1]	1,344,425
	Transportation & Logistics — 1.5%
3,465	FedEx Corp.	871,517
	Total Common Stocks
	(Cost $39,783,817)	55,626,156
	SHORT-TERM INVESTMENTS — 11.0%
1,788,654	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 0.050%[4,5]	1,788,654
11,757	Fidelity Investments Money Market Government Portfolio - Class I, 0.010%[4,5]	11,757
3,259,740	Fidelity Investments Money Market Treasury Only Portfolio - Class I, 0.010%[5]	3,259,740
8,968	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.020%[4,5]	8,968
1,400,556	JPMorgan U.S. Government Money Market Fund - Capital Class, 0.010%[4,5]	1,400,556
	Total Short-Term Investments
	(Cost $6,469,675)	6,469,675
	TOTAL INVESTMENTS — 105.5%
	(Cost $46,253,492)	62,095,831
	Liabilities in Excess of Other Assets — (5.5)%	(3,257,636)
	TOTAL NET ASSETS — 100.0%	$58,838,195
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $3,085,491.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,569,577 which represents 2.7% of Net Assets.

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2020 (Unaudited)

[4]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $3,209,940.
[5]	The rate is the annualized seven-day yield at period end.

ERShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Country of Risk	Percent of Net Assets
United States	64.2%
China	8.7%
Australia	3.7%
Denmark	3.3%
Canada	3.3%
United Kingdom	3.1%
Japan	3.0%
Switzerland	2.7%
Israel	2.4%
Hong Kong	2.3%
France	2.3%
Belgium	2.1%
Argentina	1.5%
Netherlands	1.2%
Sweden	0.9%
Malaysia	0.5%
Singapore	0.3%
105.5%